Subsequent events	12 Months Ended
Dec. 31, 2020
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Subsequent events
Note 21. Subsequent events
On February 16, 2021, Cytovia Therapeutics, Inc., a biopharmaceutical company developing allogeneic
“off-the-shelf”
gene-edited Natural Killer (NK) and Chimeric Antigen Receptor
(CAR)-NK
cells derived from induced pluripotent stem cells (iPSCs), and Cellectis announced that they have entered into a strategic research and development collaboration to develop TALEN
®
gene-edited iPSC NK and
CAR-NK
cells. The financial terms of the partnership include up to $760 million of development, regulatory, and sales milestones from Cytovia to Cellectis for the first 5 TALEN
®
gene-edited iPSC-derived NK products (“partnership products”). Cellectis will also receive single-digit royalty payments on the net sales of all partnered products commercialized by Cytovia. Cellectis will receive an equity stake of $15 million in Cytovia stock or an upfront cash payment of $15 million if certain conditions are not met by December 31, 2021, as well as an option to invest in future financing rounds.
On February 19, 2021 Yves Ribeill, Ph.D., Chair of the Board of Directors of Calyxt, Inc., was appointed as the Executive Chair of the Board of Directors and in that capacity, will serve as Calyxt’s principal executive officer until the appointment of a successor to James Blome, Calyxt’s former Chief Executive Officer. Mr. Blome is entitled to compensation and benefits as part of this termination without cause, and in the first quarter of 2021 Calyxt expect to record up to $2.3 million of cash expense for separation-related payments as well as an additional non-cash
charge of $0.1 million from the acceleration of expense recognition of sign-on
bonus paid to Mr. Blome in a prior period. The cash payments to Mr. Blome will be made over a period of 24 months from the date his separation agreement is executed. As of the date of this Annual Report, that has not occurred, however, Calyxt expect
s
it to be completed within its required execution period, which is by March 12, 2021. We also expect to record a benefit to earnings from a $2.5 million recapture of non-cash
stock compensation expense from forfeitures of Mr. Blome’s unvested stock awards.